Share Based Payments - Options (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share Based Payments - Options (Textual)
Stock-based compensation expense			$ 327,748	$ 899,438